Acquisitions of Sagtec Group SDN. BHD. - Schedule of the Company Accounted the Transaction (Details)	Sep. 12, 2025 MYR (RM)	Jan. 01, 2024 MYR (RM)	Jan. 01, 2024 USD ($)
Schedule of the Company Accounted the Transaction [Abstract]
Cash consideration		RM 457	$ 113
Book value of 98.04% of Share Capital of Sagtec Group Sdn. Bhd.		(1,017,702)	(250,759)
Bargain purchase accounted as merger reserve in equity		RM 1,017,245	$ 250,646